SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 146,561	$ 189,010	$ 242,146
Additions	55,438,280	8,575
Reduction	(3,861,091)	(59,233)	(48,842)
Foreign exchange effect	17,143	8,209	(4,294)
Balance at the end of the year	$ 51,740,893	$ 146,561	$ 189,010